Cover Document		9 Months Ended
	Oct. 31, 2019	Sep. 30, 2019
Document Information [Line Items]
Entity Central Index Key	0001666700
Entity Address, Address Line One		974 Centre Road,
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38196
Document Type	8-K	8-K
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		DD
Security Exchange Name		NYSE
Document Period End Date	Oct. 31, 2019
Entity Registrant Name		DuPont de Nemours, Inc.
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Entity Tax Identification Number		81-1224539
Entity Address, Address Line Two		Building 730
Entity Address, City or Town		Wilmington,
Entity Address, State or Province		DE
City Area Code	(302)
Local Phone Number	774-1000
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Address, Postal Zip Code		19805